Income taxes (Details 4) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax asset
Opening balance	€ 96	€ 28
Additions from business combinations	198	59
Movement through consolidated statement of profit or loss	145	(6)
Movement through goodwill		2
Other movements through equity	20	13
Other movements	2
Reclassifications	(8)
Foreign exchange movements	22
Balance as at	475	96
Reconciliation of changes in deferred tax liability
Opening balance	642	69
Additions from business combinations	540	604
Movement through consolidated statement of profit or loss	99	(27)
Movement through goodwill		(1)
Other movements through equity	35	13
Reclassifications	(8)
Foreign exchange movements	75	(16)
Balance as at	1,383	642
Intangibles
Reconciliation of changes in deferred tax asset
Opening balance	10	8
Additions from business combinations	0	0
Movement through consolidated statement of profit or loss	0	0
Movement through goodwill		2
Other movements through equity	0	0
Other movements	0
Reclassifications	(10)
Foreign exchange movements	0
Balance as at	0	10
Reconciliation of changes in deferred tax liability
Opening balance	606	58
Additions from business combinations	503	588
Movement through consolidated statement of profit or loss	60	(24)
Movement through goodwill		(1)
Other movements through equity	0	0
Reclassifications	(10)
Foreign exchange movements	72	(15)
Balance as at	1,231	606
Tax losses and credits
Reconciliation of changes in deferred tax asset
Opening balance	53	13
Additions from business combinations	122	36
Movement through consolidated statement of profit or loss	104	(9)
Movement through goodwill		0
Other movements through equity	9	13
Other movements	2
Reclassifications	0
Foreign exchange movements	15
Balance as at	305	53
Convertible bonds
Reconciliation of changes in deferred tax liability
Opening balance	15	5
Additions from business combinations	0	0
Movement through consolidated statement of profit or loss	(8)	(3)
Movement through goodwill		0
Other movements through equity	35	13
Reclassifications	0
Foreign exchange movements	0	0
Balance as at	42	15
Leases
Reconciliation of changes in deferred tax asset
Opening balance	18	7
Additions from business combinations	29	11
Movement through consolidated statement of profit or loss	45	0
Movement through goodwill		0
Other movements through equity	0	0
Other movements	0
Reclassifications	0
Foreign exchange movements	3
Balance as at	95	18
Reconciliation of changes in deferred tax liability
Opening balance	16	7
Additions from business combinations	28	11
Movement through consolidated statement of profit or loss	43	(2)
Movement through goodwill		0
Other movements through equity	0	0
Reclassifications	0
Foreign exchange movements	3	0
Balance as at	90	16
Share based payments
Reconciliation of changes in deferred tax asset
Opening balance	2
Additions from business combinations	31	0
Movement through consolidated statement of profit or loss	(13)	2
Movement through goodwill		0
Other movements through equity	(0)
Other movements	0
Reclassifications	0
Foreign exchange movements	2
Balance as at	22	2
Provisions
Reconciliation of changes in deferred tax asset
Opening balance	3
Additions from business combinations	6	2
Movement through consolidated statement of profit or loss	0	1
Movement through goodwill		0
Other movements through equity	0	0
Other movements	0
Reclassifications	0
Foreign exchange movements	1
Balance as at	10	3
Property and equipment
Reconciliation of changes in deferred tax asset
Balance as at	9
Reconciliation of changes in deferred tax liability
Opening balance	4	0
Additions from business combinations	8	3
Movement through consolidated statement of profit or loss	0	(2)
Movement through goodwill		0
Other movements through equity	0	0
Reclassifications	0
Foreign exchange movements	0	(1)
Balance as at	12	4
Other
Reconciliation of changes in deferred tax asset
Opening balance	10	0
Additions from business combinations	10	10
Movement through consolidated statement of profit or loss	9	0
Movement through goodwill		0
Other movements through equity	11	0
Other movements	0
Reclassifications	2
Foreign exchange movements	1
Balance as at	43	10
Reconciliation of changes in deferred tax liability
Opening balance	1	(1)
Additions from business combinations	1	2
Movement through consolidated statement of profit or loss	4	0
Movement through goodwill		0
Other movements through equity	0	0
Reclassifications	2
Foreign exchange movements	0
Balance as at	€ 8	€ 1